UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
August 2, 2012

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	8542
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ELEC PWR              COM              025537101      186     4650 SH       SOLE                     4650
AMERICAN EXPRESS               COM              025816109       47      800 SH       SOLE                      800
CISCO SYSTEMS                  COM              17275R102      162     9455 SH       SOLE                     9455
CONOCOPHILLIPS                 COM              20825c104       63     1135 SH       SOLE                     1135
CONSOLIDATED EDISON            COM              209115104      398     6400 SH       SOLE                     6400
COSTCO                         COM              22160K105      529     5570 SH       SOLE                     5570
DEERE & CO                     COM              244199105       57      700 SH       SOLE                      700
DOW CHEMICAL                   COM              260543103       36     1150 SH       SOLE                     1150
DTE ENERGY                     COM              233331107       12      200 SH       SOLE                      200
DUKE ENERGY                    COM              26441C105      340    14725 SH       SOLE                    14725
EXXON MOBIL                    COM              30231G102      719     8408 SH       SOLE                     8408
GENERAL ELECTRIC               COM              369604103      241    11550 SH       SOLE                    11550
HELMERICH & PAYNE              COM              423452101       10      225 SH       SOLE                      225
HEWLETT PACKARD                COM              428236103      101     5025 SH       SOLE                     5025
INT'L BUS MACH                 COM              459200101       98      500 SH       SOLE                      500
JOHNSON & JOHNSON              COM              478160104      375     5555 SH       SOLE                     5555
KRAFT FOODS                    COM              50075N104       40     1025 SH       SOLE                     1025
METLIFE                        COM              59156R108      104     3375 SH       SOLE                     3375
MICRON TECH                    COM              595112103        6      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      357    11665 SH       SOLE                    11665
MYLAN LABS                     COM              628530107      105     4900 SH       SOLE                     4900
NOBLE CORP                     COM                              90     2775 SH       SOLE                     2775
PEPSICO INC                    COM              713448108       78     1110 SH       SOLE                     1110
PHILLIPS 66                    COM              718546104       19      566 SH       SOLE                      566
PROCTOR & GAMBLE               COM              742718109      183     2993 SH       SOLE                     2993
STATE STREET                   COM              857477103       25      550 SH       SOLE                      550
US BANCORP                     COM              902973106      546    16975 SH       SOLE                    16975
VERIZON COMM                   COM              92343V104       64     1440 SH       SOLE                     1440
BARCLAYS BK 6.625% PERP                         06739F390       17      700 SH       SOLE                      700
BB&T CAP TST 8.95% CALL 9/15/1                  05530j205       21      850 SH       SOLE                      850
JP MORGAN 8.625% CALL 9/1/13                    46625H621       47     1750 SH       SOLE                     1750
ROYAL BK SCOTLND 6.75% CALL 11                  780097754        7      400 SH       SOLE                      400
ROYAL BK SCOTLND 7.25% CALL 12                  780097713      117     5950 SH       SOLE                     5950
ARTISAN INTL FD                                 04314H204       19  872.905 SH       SOLE                  872.905
BARON GROWTH FD                                 068278209     1311 23870.848SH       SOLE                23870.848
INVESCO DEVELOPING MKTS A                       00141T577      338 11081.227SH       SOLE                11081.227
LAUDUS INT'L MRKTMASTERS INST                   808509640     1013 57900.708SH       SOLE                57900.708
LAUDUS INT'L MRKTMASTERS INV                    808509889       21 1192.820 SH       SOLE                 1192.820
SCOUT INTL FD                                   81063U503       26  878.037 SH       SOLE                  878.037
ISHARES S&P PREFD INDX                          464288687      526 13465.000SH       SOLE                13465.000
SCHWAB US LARGE CAP                             808524201       90 2795.000 SH       SOLE                 2795.000